UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York         November 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:          102

Form 13F Information Table Value Total: $   1,072,714
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number              Name

1           028-10748                         Oppenheimer Asset Management Inc.
----        -------------------              ----------------------------------

                                                    FORM 13F INFORMATION TABLE


       COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8
                                                            VALUE    SHRS/    SH/ PUT/   INVSTMT         OTHER    VOTING AUTHORITY
     ISSUER NAME             TITLE OF CLASS     CUSIP     (X $1,000) PRN AMT  PRN CALL   DISCRTN         MGRS    SOLE    SHARED NONE
APPLE COMPUTER INC            COM               037833100     6,180    40,270  SH         SOLE                     40,270
APPLE COMPUTER INC            COM               037833100    32,582   212,300  SH         SHARED-OTHER     1      212,300
ARM HLDGS PLC                 SPONSORED ADR     042068106     7,613   809,025  SH         SOLE                    809,025
ARM HLDGS PLC                 SPONSORED ADR     042068106    34,983 3,717,658  SH         SHARED-OTHER     1    3,717,658
ABB LTD                       SPONSORED ADR     000375204     2,213    84,380  SH         SOLE                     84,380
ABB LTD                       SPONSORED ADR     000375204    15,261   581,820  SH         SHARED-OTHER     1      581,820
ALTERA CORP                   COM               021441100     4,216   175,090  SH         SOLE                    175,090
ALTERA CORP                   COM               021441100    21,460   891,199  SH         SHARED-OTHER     1      891,199
BEA SYS INC                   COM               073325102     1,409   101,560  SH         SOLE                    101,560
BEA SYS INC                   COM               073325102     9,777   704,930  SH         SHARED-OTHER     1      704,930
BMC SOFTWARE INC              COM               055921100     1,022    32,730  SH         SOLE                     32,730
BMC SOFTWARE INC              COM               055921100     7,098   227,270  SH         SHARED-OTHER     1      227,270
BUSINESS OBJECTS SA           SPONSORED ADR     12328X107     3,143    70,050  SH         SOLE                     70,050
BUSINESS OBJECTS SA           SPONSORED ADR     12328X107    17,002   378,920  SH         SHARED-OTHER     1      378,920
CIRRUS LOGIC INC              COM               172755100       842   131,600  SH         SOLE                    131,600
CIRRUS LOGIC INC              COM               172755100     5,808   907,430  SH         SHARED-OTHER     1      907,430
CISCO SYS INC                 COM               17275R102     7,130   215,200  SH   CALL  SOLE                    215,200
CISCO SYS INC                 COM               17275R102    42,565 1,284,800  SH   CALL  SHARED-OTHER     1    1,284,800
COMCAST  CORP NEW             CLA               20030N101     1,523    63,000  SH   PUT   SOLE                     63,000
COMCAST  CORP NEW             CLA               20030N101    10,567   437,000  SH   PUT   SHARED-OTHER     1      437,000
DOLBY LABORATORIES INC        COM               25659T107     1,770    50,820  SH         SOLE                     50,820
DOLBY LABORATORIES INC        COM               25659T107     9,829   282,280  SH         SHARED-OTHER     1      282,280
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109    16,286   280,700  SH         SOLE                    280,700
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109    80,397 1,385,676  SH         SHARED-OTHER     1    1,385,676
GENPACT LIMITED               SHS               G3922B107     3,379   199,355  SH         SOLE                    199,355
GENPACT LIMITED               SHS               G3922B107    16,266   959,645  SH         SHARED-OTHER     1      959,645
GILEAD SCIENCES INC           COM               375558103     3,349    81,943  SH         SOLE                     81,943
GILEAD SCIENCES INC           COM               375558103    17,407   425,905  SH         SHARED-OTHER     1      425,905
GOOGLE INC                    CLA               38259P508    12,593    22,200  SH   CALL  SOLE                     22,200
GOOGLE INC                    CLA               38259P508    71,930   126,800  SH   CALL  SHARED-OTHER     1      126,800
HEWLETT PACKARD CO            COM               428236103     2,246    45,101  SH         SOLE                     45,101
HEWLETT PACKARD CO            COM               428236103    12,643   253,919  SH         SHARED-OTHER     1      253,919
INFORMATICA CORP              COM               45666Q102     3,308   210,670  SH         SOLE                    210,670
INFORMATICA CORP              COM               45666Q102    17,295 1,101,620  SH         SHARED-OTHER     1    1,101,620
INTERWOVEN INC                COM NEW           46114T508     2,367   166,340  SH         SOLE                    166,340
INTERWOVEN INC                COM NEW           46114T508     9,080   638,100  SH         SHARED-OTHER     1      638,100
LAWSON SOFTWARE INC NEW       COM               52078P102     4,591   458,690  SH         SOLE                    458,690
LAWSON SOFTWARE INC NEW       COM               52078P102    22,632 2,260,890  SH         SHARED-OTHER     1    2,260,890
MANHATTAN ASSOCS INC          COM               562750109     2,700    98,520  SH         SOLE                     98,520
MANHATTAN ASSOCS INC          COM               562750109    13,458   491,004  SH         SHARED-OTHER     1      491,004
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105       619    37,800  SH   CALL  SOLE                     37,800
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105     4,292   262,200  SH   CALL  SHARED-OTHER     1      262,200
MICRON TECHNOLOGY INC         COM               595112103     3,485   314,000  SH   CALL  SOLE                    314,000
MICRON TECHNOLOGY INC         COM               595112103    24,265 2,186,000  SH   CALL  SHARED-OTHER     1    2,186,000
MIPS TECHNOLOGIES INC         COM               604567107     1,744   220,730  SH         SOLE                    220,730
MIPS TECHNOLOGIES INC         COM               604567107     7,148   904,828  SH         SHARED-OTHER     1      904,828
MAXIM INTEGRATED PRODS INC    COM               57772K101     3,934   134,030  SH         SOLE                    134,030
MAXIM INTEGRATED PRODS INC    COM               57772K101    19,533   665,510  SH         SHARED-OTHER     1      665,510
NATIONAL CINEMEDIA INC        COM               635309107     4,365   194,850  SH         SOLE                    194,850
NATIONAL CINEMEDIA INC        COM               635309107    20,136   898,929  SH         SHARED-OTHER     1      898,929
NETLOGIC MICROSYSTEMS INC     COM               64118B100     1,444    39,980  SH         SOLE                     39,980
NETLOGIC MICROSYSTEMS INC     COM               64118B100     8,456   234,167  SH         SHARED-OTHER     1      234,167
NOKIA CORP                    SPONSORED ADR     654902204     2,148    56,620  SH         SOLE                     56,620
NOKIA CORP                    SPONSORED ADR     654902204    14,921   393,380  SH         SHARED-OTHER     1      393,380
NVIDIA CORP                   COM               67066G104     1,615    44,560  SH         SOLE                     44,560
NVIDIA CORP                   COM               67066G104     9,283   256,155  SH         SHARED-OTHER     1      256,155
OPLINK COMMUNICATIONS INC     COM NEW           68375Q403       348    25,470  SH         SOLE                     25,470
OPLINK COMMUNICATIONS INC     COM NEW           68375Q403     2,416   176,883  SH         SHARED-OTHER     1      176,883
ON SEMICONDUCTOR CORP         COM               682189105     7,952   633,160  SH         SOLE                    633,160
ON SEMICONDUCTOR CORP         COM               682189105    43,931 3,497,690  SH         SHARED-OTHER     1    3,497,690
OSI PHARMACEUTICALS INC       COM               671040103     2,417    71,100  SH         SOLE                     71,100
OSI PHARMACEUTICALS INC       COM               671040103    14,578   428,900  SH         SHARED-OTHER     1      428,900
PERFECT WORLD CO LTD          SPON ADR REP B    71372U104     1,418    52,350  SH         SOLE                     52,350
PERFECT WORLD CO LTD          SPON ADR REP B    71372U104     7,018   259,170  SH         SHARED-OTHER            259,170
SINA CORP                     ORD               G81477104     8,818   184,290  SH         SOLE                    184,290
SINA CORP                     ORD               G81477104    40,645   849,425  SH         SHARED-OTHER     1      849,425
SATYAM COMPUTER SERVICES LTD  ADR               804098101     3,607   139,310  SH         SOLE                    139,310
SATYAM COMPUTER SERVICES LTD  ADR               804098101    16,053   620,050  SH         SHARED-OTHER     1      620,050
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR     81941Q203     5,693   153,130  SH         SOLE                    153,130
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR     81941Q203    28,928   778,043  SH         SHARED-OTHER     1      778,043
SOHU COM INC                  COM               83408W103       822    21,790  SH         SOLE                     21,790
SOHU COM INC                  COM               83408W103     2,521    66,841  SH         SHARED-OTHER     1       66,841
SUPPORTSOFT INC               COM               868587106        48     8,210  SH         SOLE                      8,210
SUPPORTSOFT INC               COM               868587106       333    57,060  SH         SHARED-OTHER     1       57,060
SYNAPTICS INC                 COM               87157D109     5,302   111,020  SH         SOLE                    111,020
SYNAPTICS INC                 COM               87157D109    30,992   648,915  SH         SHARED-OTHER     1      648,915
SYNTEL INC                    COM               87162H103     2,572    61,845  SH         SOLE                     61,845
SYNTEL INC                    COM               87162H103    11,144   268,020  SH         SHARED-OTHER     1      268,020
SBA COMMUNICATIONS CORP       COM               78388J106     3,710   105,150  SH         SOLE                    105,150
SBA COMMUNICATIONS CORP       COM               78388J106    19,057   540,160  SH         SHARED-OTHER     1      540,160
SAFEGUARD SCIENTIFICS INC     COM               786449108       769   335,880  SH         SOLE                    335,880
SAFEGUARD SCIENTIFICS INC     COM               786449108     2,688 1,173,968  SH         SHARED-OTHER     1    1,173,968
TALEO CORP                    CLA               87424N104     3,854   151,690  SH         SOLE                    151,690
TALEO CORP                    CLA               87424N104    20,763   817,110  SH         SHARED-OTHER     1      817,110
TESSERA TECHNOLOGIES INC      COM               88164L100     2,585    68,945  SH         SOLE                     68,945
TESSERA TECHNOLOGIES INC      COM               88164L100    13,383   356,872  SH         SHARED-OTHER     1      356,872
T-HQ INC                      COM NEW           874039100       760    30,419  SH         SOLE                     30,419
T-HQ INC                      COM NEW           872443403     4,314   172,686  SH         SHARED-OTHER     1      172,686
VISHAY INTERTECHNOLOGY INC    COM               928298108       964    73,960  SH         SOLE                     73,960
VISHAY INTERTECHNOLOGY INC    COM               928298108     6,706   514,640  SH         SHARED-OTHER     1      514,640
VIVO PARTICIPACOES SA         SPON ADR PFD      92855S101     1,030   207,580  SH         SOLE                    207,580
VIVO PARTICIPACOES SA         SPON ADR PFD      92855S101     7,154 1,442,420  SH         SHARED-OTHER     1    1,442,420
WIND RIVER SYSTEMS INC        COM               973149107       785    66,680  SH         SOLE                     66,680
WIND RIVER SYSTEMS INC        COM               973149107     5,381   457,210  SH         SHARED-OTHER     1      457,210
XINHUA FIN MEDIA LITD         SPONSORED ADR     983982109     3,363   439,010  SH         SOLE                    439,010
XINHUA FIN MEDIA LITD         SPONSORED ADR     983982109    11,924 1,556,712  SH         SHARED-OTHER     1    1,556,712
YAHOO INC                     COM               984332106     2,171    80,870  SH         SOLE                     80,870
YAHOO INC                     COM               984332106    11,363   423,330  SH         SHARED-OTHER     1      423,330
YAHOO INC                     COM               984332106     2,034    75,800  SH   CALL  SOLE                     75,800
YAHOO INC                     COM               984332106     7,539   280,900  SH   CALL  SHARED-OTHER     1      280,900
YINGLI GREEN ENERGY HLDG CO   ADR               98584B103     2,460    94,360  SH         SOLE                     94,360
YINGLI GREEN ENERGY HLDG CO   ADR               98584B103    17,093   655,640  SH         SHARED-OTHER     1      655,640
                          TOTAL                           1,072,714



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